CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH EQUIVALENTS
CASH EQUIVALENTS

2— CASH EQUIVALENTS

Cash equivalents at December 31, 2021 and 2020 only comprise cash investments which are highly liquid and have initial maturities of 90 days or less.

	2021	2020
Total cash and cash equivalents	47,183	24,696
Short term investment	—	—
Total cash and cash equivalents	47,183	24,696